Equity	12 Months Ended
Mar. 31, 2025
Equity, Attributable to Parent [Abstract]
Equity [Text Block]

19. Equity

(a) Authorized

Unlimited common shares without par value

Unlimited preferred shares without par value

(b)  Issued and fully paid common shares

During the year ended March 31, 2025, the Company:

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement"). Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").
  The Company issued 12,534,457 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of $37.4 million. The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$4.08. Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.1 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $2K in fees related to its August 2023 ATM Equity Program. The August 2023 Equity Distribution Agreement was terminated as of July 8, 2024.
  On October 3, 2024, the Company entered into an equity distribution agreement ("October 2024 Equity Distribution Agreement"). Under the October 2024 Equity Distribution Agreement, the Company may, from time to time, sell up to $200 million of common shares in the capital of the Company (the "October 2024 ATM Equity Program").

The Company issued 46,573,934 October 2024 ATM Shares pursuant to the October 2024 ATM Equity Program for gross proceeds of $154.9 million.  The October 2024 ATM shares were sold at prevailing market prices, for an average price per October 2024 ATM Share of $3.33 (C$4.71) Pursuant to the October 2024 Equity Distribution Agreement, a cash commission of $4 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the October 2024 Equity Distribution Agreement. In addition, the Company incurred $0.5 million in fees related to its October 2024 ATM Equity Program.

  Issued 326,644 common shares upon the exercise of restricted share units (Note 20(b)).
  Issued 100,000 common shares for proceeds of $101 pursuant to the exercise of 100,000 options at a price of $1.09 per stock option (Note 20(a)).

During the year ended March 31, 2024, the Company:

  On May 10, 2023, the Company entered into an equity distribution agreement ("May 2023 Equity Distribution Agreement").  Under the May 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $100 million of common shares in the capital of the Company (the "May 2023 ATM Equity Program").

The Company issued 1,374,700 common shares (the "May 2023 ATM Shares") pursuant to the May 2023 ATM Equity Program for gross proceeds of C$9.0 million ($6.8 million).  The May 2023 ATM shares were sold at prevailing market prices, for an average price per May 2023 ATM Share of C$6.55.  Pursuant to the May 2023 Equity Distribution Agreement, a cash commission of $0.2 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the May 2023 Equity Distribution Agreement. In addition, the Company incurred $162 in fees related to its May 2023 ATM Equity Program. The May 2023 Equity Distribution Agreement was terminated as of August 16, 2023.

  On August 17, 2023, the Company entered into an equity distribution agreement ("August 2023 Equity Distribution Agreement").  Under the August 2023 Equity Distribution Agreement, the Company may, from time to time, sell up to $90 million of common shares in the capital of the Company (the "August 2023 ATM Equity Program").

The Company issued 13,612,024 common shares (the "August 2023 ATM Shares") pursuant to the August 2023 ATM Equity Program for gross proceeds of C$71 million ($52.7 million).  The August 2023 ATM shares were sold at prevailing market prices, for an average price per August 2023 ATM Share of C$5.22.  Pursuant to the August 2023 Equity Distribution Agreement, a cash commission of $1.6 million on the aggregate gross proceeds raised was paid to the agent in connection with its services under the August 2023 Equity Distribution Agreement. In addition, the Company incurred $316 in fees related to its August 2023 ATM Equity Program.

  On November 29, 2023, the Company issued 345,566 common shares in connection with acquisition of assets (Note 4).
  On February 2, 2024, the Company issued 5,750,000 common shares in connection with the 2023 Special Warrants (Note 12).
  Issued 802,650 common shares upon the exercise of restricted share units (Note 20(b)). An amount of $2.6 million was reallocated from reserves to share capital in connection with the vesting of these restricted share-units.
  Issued 22,500 common shares for proceeds of C$127 ($96) pursuant to the exercise of 22,500 options at a price of C$5.66 per option. An amount of $0.1 million was reallocated from reserves to share capital in connection with the exercise of these stock options.

(c) Warrants

Following is a summary of changes in warrants outstanding for the year ended March 31, 2025:

	Warrants outstanding	Weighted average exercise price

Balance, March 31, 2022 and 2023	3,573,727	$22.92
Granted	3,220,000	5.89
Expired	(1,550,000)	13.69
Balance, March 31, 2024	5,243,727	$15.20

Reclassified to warrant liability	(5,243,727)	(15.20)
Balance, March 31, 2025	-	$-